Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Beginning Balance		$ 133
Purchase	$ 687
Accretion	8
Proceeds at maturity		(132)
Change in fair value included in OCI	(16)	(1)
Ending Balance	679
U.S. Treasury Debt Securities [Member]
Marketable Securities [Line Items]
Beginning Balance		133
Purchase	687
Accretion	8
Proceeds at maturity		(132)
Change in fair value included in OCI	(16)	$ (1)
Ending Balance	$ 679